Financial Risk Management - Impact on Income Before Income Tax of a Hypothetical Change in Exchange Rates (Detail) - Currency risk [member] ₩ in Millions	Dec. 31, 2021 KRW (₩)
If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ 2,750
If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(2,750)
US Dollar [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	2,830
US Dollar [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(2,830)
Euro [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	8
Euro [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(8)
Yen [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(90)
Yen [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	90
Other currencies [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	2
Other currencies [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ (2)